Fair Value Measurements - Summary of Company's Assets and Liabilities Measured Fair Value on Recurring Basis (Details) - Fair Value on Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	$ 4,002	$ 44,894
Total liabilities, measured at fair value	20,716	163,340
Unissued common stock liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value	155
Earnout share liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value	20,561
Legacy Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		14,711
2023 convertible notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		132,687
Pay-to-Play convertible notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		15,942
U.S. Government treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value		30,580
U.S. Government money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	41	9,247
Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	3,836	5,067
Committed Equity Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	125
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	3,877	44,894
Total liabilities, measured at fair value	155
Level 1 | Unissued common stock liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value	155
Level 1 | U.S. Government treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value		30,580
Level 1 | U.S. Government money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	41	9,247
Level 1 | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	3,836	5,067
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	125
Total liabilities, measured at fair value	20,561	163,340
Level 3 | Earnout share liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value	20,561
Level 3 | Legacy Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		14,711
Level 3 | 2023 convertible notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		132,687
Level 3 | Pay-to-Play convertible notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		$ 15,942
Level 3 | Committed Equity Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	$ 125